Debt - Term Loan Facility (Details) - USD ($)		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2015
Long-term debt
Principal amount		$ 2,398,000,000	$ 2,512,000,000
U.S. Cellular Term loan facility | U.S. Cellular
Long-term debt
Principal amount		$ 83,000,000	$ 191,000,000	$ 225,000,000
Principal prepayment	$ 100,000,000
U.S. Cellular Term loan facility | U.S. Cellular | LIBOR rate
Long-term debt
Contractual spread		1.75%
Subordinated Agreement | U.S. Cellular Term loan facility | U.S. Cellular
Debt Instrument [Line Items]
Consolidated funded indebtedness		$ 0
Refinancing indebtedness		$ 0